As filed with the Securities and Exchange Commission on March 9, 2012

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Professionally Managed Portfolios

777 East Wisconsin Ave. Floor 4

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-5301

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31, 2011

Item 1. Report to Stockholders.

Annual Report

December 31, 2011

Winslow Green Growth Fund

WINSLOW GREEN MUTUAL FUNDS

A Message to Our Shareholders

Dear Shareholder:

We are pleased to present our annual report and to write to you as portfolio managers for the first time. We look forward to serving you and to future communications with you regarding our sustainable investment strategy.

During the 12-month period ended December 31, 2011, the Winslow Green Growth Fund Investor Shares (the “Fund”) decreased 14.52% in value. During the same period, the Russell 2000 Growth Index, the Fund’s benchmark, decreased by 2.91%. The market rallied during the fourth quarter after a significant correction in the third quarter, and in general the year was characterized by unrelenting market volatility. Investors continued to grapple with a stream of political and economic mixed signals. Despite an improving economic picture domestically, investor sentiment remained subdued due to negative views on the prospects in Europe, and heightened fears of a material slowdown in China have depressed stock earnings multiples. Upon taking over in the fourth quarter, we began to emphasize stability and quality in the portfolio as part of an overall risk mitigation philosophy and specifically to counter the volatility of the current market. We are confident that the portfolio is very well positioned for 2012 in companies that can succeed in a variety of economic scenarios.

From an individual stock perspective, the Fund’s best performers during the year were Green Mountain Coffee Roasters, Westport Innovations, Wabtec Corp., Whole Foods Market and Clean Harbors. Green Mountain Coffee continued to demonstrate rapid growth of its Keurig business for most of the year, although many of these gains were reversed when the stock was punished in the fourth quarter by a weak earnings report and by publicity from a prominent hedge fund manager’s negative view of the stock. Westport Innovations benefited from continued success in serving the natural gas engine conversion market and from a partnership with Shell Oil to expand the market for such engines.

The Fund’s worst performers were First Solar, BioExx Specialty Proteins, American Superconductor, Schnitzer Steel and Waterfurnace Renewable Energy. Schnitzer declined in concert with the general pull-back in commodity prices. American Superconductor suffered due to its dependence on its largest customer, Sinovel, which abruptly reversed course and ended its wind turbine partnership with the company. First Solar fell victim to the overall weakness in the global solar power market, and production of BioExx’s alternative protein product did not ramp up as quickly as originally expected. We sold these positions along with several others during the fourth quarter; philosophically, we seek to de-emphasize companies with a high level of cyclical sensitivity as well as companies with high levels of uncertainty within their end markets or underlying businesses.

It may take time for certain environmental markets such as renewable energy to recover from the difficulties experienced in recent years, but there are many investment opportunities available in companies that are incorporating common-sense environmental strategies into their businesses, and in companies that are serving the strong demand for resource efficiency solutions. Our goal in managing the Fund is to build a portfolio of high-quality companies with environmental growth potential, while at the same time adhering to a strict valuation discipline; we believe that such an approach can capture the growth potential available in environmentally sustainable businesses, while minimizing exposure to the volatility and downside risks that are present in many of those businesses. We thank you for your continued investment and invite your questions and comments.

Sincerely,

David Powell

Portfolio Manager

Karina Funk

Portfolio Manager

WINSLOW GREEN MUTUAL FUNDS

A Message to Our Shareholders

Past performance does not guarantee future results.

The views in this report were those of the Fund manager as of December 31, 2011 and may not reflect their views on the date this report is first published or any time thereafter. These views are intended to assist shareholders in understanding their investment in the Fund and do not constitute investment advice.

Investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. The Fund invests in small and medium capitalization companies, which present greater risk than larger companies due to limited product lines, markets and financial or managerial resources. The Fund invests in foreign securities, which present increased risk over U.S. investments in the form of currency fluctuation, different regulation, accounting standards, trading practices and levels of available information, generally higher transaction costs, and political risk. The Fund’s investment focus on green solutions companies presents increased risk over a more diversified portfolio, by limiting investment choices to specific sectors that may or may not perform as well as other industry sectors.

The Russell 2000 Growth Index measures the performance of Russell 2000 companies with high price-to-book ratios and high forecasted growth values. It is not possible to invest directly in an index.

Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Please see the schedule of investments for complete fund holdings.

Before investing you should carefully consider the Fund’s investment objectives, risks, charges and expenses. This and other information is in the summary and statutory prospectuses, a copy of which may be obtained by calling (888) 314-9049 or visiting the Fund’s website. Read and consider it carefully before you invest.

WINSLOW GREEN MUTUAL FUNDS

Performance Chart and Analysis

December 31, 2011 (Unaudited)

Average Annual Total Return as of 12/31/11	One Year	Five Year	Ten Year
Winslow Green Growth Fund – Investor Shares	–14.52%	–7.98%	1.15%
Winslow Green Growth Fund – Institutional Shares*	–14.28%	–7.72%	1.30%
Russell 2000® Growth Index	–2.91%	2.09%	4.48%

Investment Value on 12/31/11
Winslow Green Growth Fund – Investor Shares	$11,207
Winslow Green Growth Fund – Institutional Shares*	$11,377
Russell 2000® Growth Index	$15,500

Past performance is not predictive of, nor a guarantee of, future results. Investment return and principal value of an investment in each Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Call (888) 314-9049 to obtain most recent month end performance.

*	Institutional Class inception was June 6, 2006. Performance for the Institutional Class between conversion of the common trust fund (April 1, 2001) and the Class’ inception date of June 6, 2006, are based on the Fund’s Investor Class, which has a higher expense ratio. Had Institutional Shares been readjusted to reflect the lower expenses, performance shown for this share class would have been higher.

WINSLOW GREEN MUTUAL FUNDS

Expense Example

For the Six Months Ended December 31, 2011 (Unaudited)

As a shareholder of the Winslow Green Growth Fund (the “Fund”) you incur two types of costs: (1) transaction costs, including sales charges or loads; and (2) ongoing costs, including investment advisory fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 – December 31, 2011).

Actual Expenses – The first line of the table provides information about actual account values based on actual returns and actual expenses. You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request a redemption be made by wire transfer, currently, the Fund’s transfer agent charges a $15.00 fee. You will be charged a redemption or exchange fee equal to 2.00% of the net amount of the redemption or exchange if you redeem or exchange your shares less than 90 days after you purchase them. Investment Retirement Accounts (IRAs) will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds may vary. These examples are not included in the example. The example includes, but is not limited to, investment advisory fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2011	Ending Account Value December 31, 2011	Expenses Paid During the Period July 1, 2011 – December 31, 2011*
Investor Class Actual	$1,000	$846	$6.70
Investor Class Hypothetical (5% annual return before expenses)	$1,000	$1,018	$7.32
Institutional Class Actual	$1,000	$847	$5.12
Institutional Class Hypothetical (5% annual return before expenses)	$1,000	$1,020	$5.60

*	Expenses are equal to the Fund’s expense ratio for the most recent six month period of 1.44% (fees and waivers in effect) for Investor shares and 1.10% (fees and waivers in effect) for Institutional shares, multiplied by the average account value over the period multiplied by 184/365 (to reflect the six months ended December 31, 2011).

WINSLOW GREEN MUTUAL FUNDS

Winslow Green Growth Fund

Schedule of Investments

December 31, 2011

Shares	Security Description	Value

Common Stocks – 95.4%
Clean Energy – 6.1%
232,864	Hexcel Corp.(a)	$5,637,637
620,500	Protonex Technology Corp.(a)(b)(c)	—
152,238	Rogers Corp.(a)	5,611,493

		11,249,130

Enviromental Services – 11.1%
123,816	Clean Harbors, Inc.(a)	7,890,794
94,857	Heritage-Crystal Clean, Inc.(a)(b)	1,570,832
128,603	Tennant Co.	4,998,799
145,311	Verisk Analytics, Inc.(a)	5,831,330

		20,291,755

Green Building – 13.4%
190,569	A.O. Smith Corp.	7,645,628
128,958	Acuity Brands, Inc.	6,834,774
60,144	CLARCOR, Inc.	3,006,599
361,229	Quanex Building Products Corp.	5,425,660
100,426	Waterfurnace Renewable Energy, Inc.(b)	1,533,868

		24,446,529

Green Transportation – 15.2%
175,704	Hub Group, Inc.(a)	5,698,081
238,956	LKQ Corp.(a)	7,187,796
86,469	Polypore International, Inc.(a)	3,803,771
96,307	Wabtec Corp.	6,736,675
131,887	Westport Innovations, Inc.(a)	4,383,924

		27,810,247

Resource Efficiency – 20.7%
69,245	ANSYS, Inc.(a)	3,966,354
326,655	Applied Micro Circuits Corp.(a)	2,195,122
42,234	athenahealth, Inc.(a)	2,074,534
300,980	ClickSoftware Technologies Ltd.	2,886,398
50,919	Concur Technologies, Inc.(a)	2,586,176
51,160	IPG Phototonics Corp.(a)	1,732,789
42,288	Middleby Corp.(a)	3,976,764
97,551	Polycom, Inc.(a)	1,590,081
145,257	Rockwood Holdings, Inc.(a)	5,718,768
134,225	Trimble Navigation Ltd.(a)	5,825,365
204,546	Volterra Semiconductor Corp.(a)	5,238,423

		37,790,774

Sustainable Living – 20.9%
99,481	Balchem Corp.	4,032,960
384,356	Bruker Corp.(a)	4,773,702
127,186	Calgon Carbon Corp.(a)	1,998,092
99,816	Church & Dwight Co., Inc.	4,567,580

The accompanying notes are an integral part of these financial statements.

WINSLOW GREEN MUTUAL FUNDS

Winslow Green Growth Fund

Schedule of Investments

December 31, 2011

Shares	Security Description	Value

Sustainable Living – 20.9% (continued)
55,078	Hain Celestial Group, Inc.(a)	$2,019,159
27,051	Mettler – Toledo International, Inc.(a)	3,995,703
29	OM Foods Ltd.(a)(b)(c)	—
137,290	Sodastream International Limited(a)	4,488,010
683,352	SunOpta, Inc.(a)	3,293,757
165,837	United Natural Foods, Inc.(a)	6,635,138
101,427	Volcano Corp.(a)	2,412,948

		38,217,049

Water Management – 8.0%
802,044	Energy Recovery, Inc.(a)	2,069,273
68,902	Lindsay Corp.	3,782,031
147,197	Pentair, Inc.	4,900,188
737,599	Pure Technologies(a)(b)	2,048,987
20,484	Valmont Industries, Inc.	1,859,742

		14,660,221

Total Common Stocks (Cost $164,116,138)		174,465,705

Warrants – 0.0%
412,283	Capstone Turbine, Expires 9/17/2013 at $1.60(a)(b)(c)	—

Total Warrants (Cost $0)		—

Short-Term Investments – 3.5%
6,468,934	DWS Cash Account Trust – Government & Agency Securities Portfolio, 0.03%(d)	6,468,934

Total Short-Term Investments (Cost $6,468,934)		6,468,934

Total Investments – 98.9% (Cost $170,585,072)		180,934,639

Other Assets in Excess of Liabilities – 1.1%		2,068,596

NET ASSETS – 100.0%		$183,003,235

(a)	Non-income producing security.
(b)	A portion of these securities are considered illiquid. As of December 31, 2011, the total market value of illiquid securities was $2,963,950 or 1.6% of net assets.
(c)	Securities are fair valued under the supervision of the Board of Trustees. See Note 2 of Notes to Financial Statements.
(d)	Annualized seven-day yield as of December 31, 2011.

The accompanying notes are an integral part of these financial statements.

WINSLOW GREEN MUTUAL FUNDS

Statement of Assets and Liabilities

December 31, 2011

Winslow Green Growth Fund
ASSETS
Investments
Total investments, at cost	$170,585,072
Net unrealized appreciation	10,349,567

Total investments, at market value	$180,934,639
Receivables:
Investment securities sold	2,264,382
Fund shares sold	189,648
Dividends and interest	21,785
Prepaid expenses	25,610

Total Assets	183,436,064

LIABILITIES
Payables:
Fund shares redeemed	166,574
Accrued liabilities:
Investment advisor fees	141,041
Administration, accounting and transfer agent fees	31,796
Custody fees	1,494
Service fees	32,475
12b-1 fees	16,523
Chief Compliance Officer fees	2,107
Other accrued expenses	40,819

Total Liabilities	432,829

NET ASSETS	$183,003,235

COMPONENTS OF NET ASSETS
Paid-in-capital	$325,096,714
Undistributed net investment income	—
Accumulated net realized loss on investments	(152,443,046)
Net unrealized appreciation on investments	10,349,567

NET ASSETS	$183,003,235

COMPUTATION OF NET ASSET VALUE
Investor Shares:
Net Assets	$151,478,549
Shares Outstanding	12,256,633
Net asset value per share	$12.36
Institutional Shares:
Net Assets	$31,524,686
Shares Outstanding	2,511,126
Net asset value per share	$12.55

The accompanying notes are an integral part of these financial statements.

WINSLOW GREEN MUTUAL FUNDS

Statement of Operations

Year Ended December 31, 2011

Winslow Green Growth Fund
INVESTMENT INCOME
Dividends (net of dividend withholding taxes of $96,229)	$1,389,719
Interest income	4,578

Total Investment Income	1,394,297

EXPENSES
Investment advisory fees	2,173,993
Service fees – Investor Shares	492,970
Accounting, administration and transfer agent fees	239,549
Distribution fees – Investor Shares	132,303
Reports to shareholders	69,626
Miscellaneous expenses	57,861
Blue Sky fees	30,361
Audit fees	24,000
Custody fees	16,723
Chief Compliance Officer fees	12,499
Trustee fees	6,601
Legal fees	4,987
Insurance expense	1,943
Interest expense (Note 7)	167

Total Expenses	3,263,583
Fees recouped (Note 3)	9,303

Net Expenses	3,272,886

NET INVESTMENT LOSS	(1,878,589)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized Gain (Loss) on:
Investments and foreign currency transactions unaffiiliated	33,339,549
Investments and foreign currency transactions affiiliated (Note 6)	(3,722,005)
Written Options	(1,360,200)

Net Realized Gain	28,257,344

Change in Unrealized Appreciation (Depreciation) on:
Investments	(60,775,725)
Written Options	175,070
Receivables denominated in foreign currency	(309)

Net Change in Unrealized Depreciation	(60,600,964)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(32,343,620)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(34,222,209)

The accompanying notes are an integral part of these financial statements.

WINSLOW GREEN MUTUAL FUNDS

Statements of Changes in Net Assets

	Winslow Green Growth Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010
OPERATIONS
Net investment loss	$(1,878,589)	$(2,747,589)
Net realized gain (loss) on Investments, Written Options and Foreign Currency Transactions	28,257,344	(8,520,676)
Net change in unrealized appreciation (depreciation) on Investments, Written Options and
Foreign Currency Translations	(60,600,964)	29,282,313

Increase (decrease) in Net Assets Resulting from Operations	(34,222,209)	18,014,048

CAPITAL SHARE TRANSACTIONS
Sale of shares
Investor Shares	24,735,449	41,696,980
Institutional Shares	9,763,079	23,943,652
Redemption of shares
Investor Shares	(73,220,151)	(78,121,927)
Institutional Shares	(26,488,047)	(26,139,616)
Redemption fees
Investor Shares	71,409	17,765
Institutional Shares	49,414	12,219

Decrease from Capital Share Transactions	(65,088,847)	(38,590,927)

Decrease in Net Assets	(99,311,056)	(20,576,879)
NET ASSETS
Beginning of year	282,314,291	302,891,170

End of year	$183,003,235	$282,314,291

Undistributed net investment income	$—	$—

SHARE TRANSACTIONS
Sale of shares
Investor Shares	1,730,526	3,175,105
Institutional Shares	660,498	1,814,991
Redemption of shares
Investor Shares	(5,301,463)	(5,991,645)
Institutional Shares	(1,795,501)	(1,982,629)

Decrease in Shares	(4,705,940)	(2,984,178)

The accompanying notes are an integral part of these financial statements.

WINSLOW GREEN MUTUAL FUNDS

Winslow Green Growth Fund

Financial Highlights

For a share outstanding throughout each year

	Year Ended December 31,
	2011		2010		2009		2008	2007
INVESTOR SHARES
NET ASSET VALUE PER SHARE, Beginning of year	$14.46		$13.47		$9.02		$23.42	$19.85

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(0.12	)(a)	(0.13	)(a)	(0.09	)(a)	(0.15)	(0.10	)(a)
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	(1.99)		1.12		4.54		(14.14)	4.70

Total from investment operations	(2.11)		0.99		4.45		(14.29)	4.60

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain	—		—		—		(0.11)	(1.04)

Total from distributions to shareholders	—		—		—		(0.11)	(1.04)

Redemption fees	0.01		—	(b)	—	(b)	— (b)	0.01

NET ASSET VALUE PER SHARE, End of year	$12.36		$14.46		$13.47		$9.02	$23.42

TOTAL RETURN	(14.52)%		7.35%		49.33%		(61.01)%	23.47%

RATIOS/SUPPLEMENTARY DATA:
Net assets, end of year (millions)	$151.5		$228.9		$251.1		$171.4	$379.7
Ratio of expenses to average net assets:
After fees waived/recouped	1.41%		1.45%		1.45%		1.40%	1.45%
Before fees waived/recouped	1.41%		1.43%		1.52%		1.43%	1.47%
Ratio of net investment loss to average net assets
After fees waived/recouped	(0.84)%		(1.02)%		(0.87)%		(0.92)%	(0.46)%
Before fees waived/recouped	(0.84)%		(1.00)%		(0.94)%		(0.95)%	(0.48)%

PORTFOLIO TURNOVER RATE	78%		49%		93%		113%	94%

(a)	Calculated using average shares outstanding throughout the year.
(b)	Not annualized. Less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

WINSLOW GREEN MUTUAL FUNDS

Winslow Green Growth Fund

Financial Highlights

For a share outstanding throughout each year

	Year Ended December 31,
	2011		2010		2009		2008	2007
INSTITUTIONAL SHARES
NET ASSET VALUE PER SHARE, Beginning of year	$14.64		$13.59		$9.07		$23.51	$19.87

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(0.07	)(a)	(0.10	)(a)	(0.07	)(a)	(0.09)	(0.04	)(a)
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	(2.04)		1.15		4.59		(14.25)	4.72

Total from investment operations	(2.11)		1.05		4.52		(14.34)	4.68

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain	—		—		—		(0.11)	(1.04)

Total from distributions to shareholders	—		—		—		(0.11)	(1.04)

Redemption fees	0.02		—	(b)	—	(b)	0.01	—	(b)

NET ASSET VALUE PER SHARE, End of year	$12.55		$14.64		$13.59		$9.07	$23.51

TOTAL RETURN	(14.28)%		7.73%		49.83%		(60.94)%	23.80%

RATIOS/SUPPLEMENTARY DATA:
Net assets, end of year/period (millions)	$31.5		$53.4		$51.8		$21.5	$37.1
Ratio of expenses to average net assets:
After fees waived/recouped	1.09%		1.20%		1.20%		1.15%	1.20%
Before fees waived/recouped	1.09%		1.14%		1.24%		1.18%	1.22%
Ratio of net investment loss to average net assets
After fees waived/recouped	(0.52)%		(0.77)%		(0.62)%		(0.67)%	(0.20)%
Before fees waived/recouped	(0.52)%		(0.71)%		(0.66)%		(0.70)%	(0.22)%

PORTFOLIO TURNOVER RATE	78%		49%		93%		113%	94%

(a)	Calculated using average shares outstanding throughout the year/period.
(b)	Less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

WINSLOW GREEN MUTUAL FUNDS

Notes to Financial Statements

December 31, 2011

NOTE 1. ORGANIZATION

Winslow Green Growth Fund (the “Fund”) is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Fund currently offers two classes of shares: Investor Shares and Institutional Shares. Investor Shares commenced operations on April 1, 2001 and Institutional Shares commenced operations on June 6, 2006. The Fund was reorganized into a newly created series of the Trust on May 27, 2008.

Each share class has equal rights as to earnings and assets except that each class bears different shareholder servicing and distribution expenses. Each share class has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The investment objective of the Fund is to seek long-term capital growth. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of environmentally sustainable companies.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.

Security Valuation. All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Debt securities are valued by using the mean between the closing bid and asked prices provided by an independent pricing service. If the closing bid and asked prices are not readily available, the independent pricing service may provide a price determined by a matrix pricing method. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. In the absence of a price from a pricing service, securities are valued at their respective fair values as determined in good faith by the Board of Trustees.

Fixed income debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (NBBO). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board of Trustees. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause

WINSLOW GREEN MUTUAL FUNDS

Notes to Financial Statements

December 31, 2011

the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2011, the Fund held three fair valued securities with a market value of $0 or 0.0% of total net assets.

As described above, the Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement falls, is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock^	$174,465,705	$—	$0	$174,465,705
Warrants^	$—	$0	$—	$0
Short-Term Investments	$6,468,934	$—	$—	$6,468,934

Total Investments in Securities	$180,934,639	$0	$0	$180,934,639

^	See Schedule of Investments for industry breakout.

The Fund did not have any transfers into or out of Levels 1 and 2 during the year ended December 31, 2011.

B.	Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends, in each calendar year, at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

WINSLOW GREEN MUTUAL FUNDS

Notes to Financial Statements

December 31, 2011

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. At December 31, 2011 the following capital loss carryforwards were available:

Expiring December 31,
2016	2017	2018	Total
$13,663,211	$128,465,572	$9,854,782	$151,983,565

The Fund recognizes tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain income tax positions taken on returns filed for open tax years (2008-2010) or expected to be taken on the Fund’s 2011 return. The Fund identifies its major tax jurisdictions as U.S. Federal and the State of Massachusetts; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.	Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined by identified cost. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

D.	Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Funds are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.	Options Contracts. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as a realized gain from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has a realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

WINSLOW GREEN MUTUAL FUNDS

Notes to Financial Statements

December 31, 2011

Options written during the year ended December 31, 2011, were as follows:

	Contracts	Premiums Received
Options outstanding, beginning of year	1,000	$199,930
Options written	3,960	684,699
Options exercised	—	—
Options expired	(1,000)	(199,930)
Options closed	(3,960)	(684,699)

Options outstanding, end of year	—	$—

The Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund may write covered put and call options on securities, securities indices and currencies in which they may invest. A covered call option involves the Fund giving another party, in return for a premium, the right to buy specified securities owned by the Fund by a specified future date at a price set at the time of contract. A covered call option serves as a partial hedge against a price decline of the underlying security. However, by writing a covered call option, the Fund gives up the opportunity, while the option is in effect, to realize gain from any price increase (above the option exercise price) in the underlying security.

A covered put option gives the holder of the option the right to sell the underlying security to the Fund at the stated exercise price. The Fund will receive a premium for writing a put option, but will be obligated for as long as the option is outstanding to purchase the underlying security at a price that may be higher than the market value of that security at the time of exercise. In order to “cover” put options it has written, the Fund will cause its custodian to segregate cash, cash equivalents, U.S. Government securities or other liquid equity or debt securities with at least the value of the exercise price of the put options.

The Fund will not enter into an options contract if immediately thereafter more than 5% of the Fund’s total assets would be invested in options contracts. At December 31, 2011 the Fund did not own any options.

Statement of Operations – The effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2011:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income	Written Options
Winslow Green Growth Fund	$(1,360,200)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income	Written Options
Winslow Green Growth Fund	$175,070

F.	Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. Dollar amounts on the respective dates of such transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Fund reports net realized foreign exchange gains and losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and

WINSLOW GREEN MUTUAL FUNDS

Notes to Financial Statements

December 31, 2011

the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year end, resulting from changes in exchange rates.

G.	Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting year. Actual results could differ from those estimates.

H.	Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share. The Fund charges a 2.00% redemption fee and exchange fee on shares held less than 90 days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as paid-in capital and such fees become part of the Fund’s daily NAV calculation.

I.	Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that has not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J.	Subsequent Events. In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

K.	Recent Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting to entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in observable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting to entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

L.	Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2011, the following reclassifications were made:

	Undistributed Net Investment Income	Accumulated Gains/Losses	Paid-in Capital
Winslow Green Growth Fund	$1,878,589	$(3,285)	$(1,875,304)

WINSLOW GREEN MUTUAL FUNDS

Notes to Financial Statements

December 31, 2011

NOTE 3. COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Brown Investment Advisory Incorporated (the “Advisor”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”). Under the Agreement, the Advisor furnishes all investment advice, office space, certain administrative services, and most of the personnel needed by the Fund. As compensation for their services, the Advisor is entitled to a monthly fee at an annual rate of 0.90% based upon the average daily net assets of the Fund. For the year ended December 31, 2011, the Fund incurred $2,173,993 in advisory fees.

The Advisor has contractually agreed to waive its fees and/or reimburse certain Fund expenses in order to limit its total annual operating expenses to 1.45% for Investor Class Shares, and 1.20% for Institutional Class Shares.

Additionally, any fees waived since the Advisor’s March 31, 2009 acquisition of the Fund’s previous Advisor, Winslow Management Company, LLC shall be reimbursed by the Fund to the Advisor, if so requested by the Advisor, anytime before the end of the third fiscal year following the year to which the fee waiver relates, provided the aggregate amount of the Fund’s current operating expenses for such fiscal years does not exceed the applicable limitation of Fund expenses. The Fund must pay its ordinary operating expenses before the Advisor is entitled to any reimbursements of fees and/or expenses. Any such reimbursement is also contingent upon the Board of Trustees review and approval.

For the year ended December 31, 2011, the Advisor recouped previously waived fees in the amount of $9,303. As of December 31, 2011, there are no previously waived fees that the Advisor may recoup.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s Administrator (“Administrator”) and, in that capacity, performs various administrative and accounting services for the Fund. USBFS also serves as the Fund’s fund accountant, transfer agent, dividend disbursing agent and registrar. The officers of the Trust are employees of USBFS. The Chief Compliance Officer is also an employee of the USBFS.

Quasar Distributors, LLC, (the “Distributor”) serves as principal underwriter for shares of the Fund, and acts as the Fund’s Distributor in a continuous public offering of the Fund’s shares. U.S. Bank, N.A. serves as the Funds’ custodian (the “Custodian”). Both the Distributor and Custodian are affiliates of the Administrator.

The Fund has adopted a 12b-1 Distribution Plan (the “12b-1 Plan”) in accordance with Rule 12b-1 under the 1940 Act. The 12b-1 Plan provides that the Fund’s Investor Shares may pay a fee to the Distributor of up to 0.25% of the average daily net assets of the Fund to reimburse the Distributor for a portion of the costs incurred in distributing the Fund’s Investor Shares. For the year ended December 31, 2011, the Fund’s Investor Class Shares incurred $132,303 in 12b-1 fees.

The Fund has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the Fund’s Investor Class Shares. Under the Plan, the Fund is authorized to pay the Advisor an annual shareholder servicing fee of 0.25% of average daily net assets. The Advisor uses this fee to finance certain activities relating to servicing and maintaining shareholder accounts. For the year ended December 31, 2011, the Investor Class Shares of the Fund incurred $492,970 in shareholder servicing fees.

WINSLOW GREEN MUTUAL FUNDS

Notes to Financial Statements

December 31, 2011

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from the sales of securities, excluding short-term investments, for the year ended December 31, 2011 were $186,465,935 and $263,237,032, respectively.

NOTE 5. DISTRIBUTIONS TO SHAREHOLDERS

The Fund did not make any distributions to shareholders for the fiscal years ended December 31, 2011 or December 31, 2010.

As of December 31, 2011, the components of distributable earnings on a tax basis were as follows:

Cost of Investments	$171,044,553

Gross tax unrealized appreciation	21,163,083

Gross tax unrealized depreciation	(11,272,997)

Net tax unrealized appreciation	9,890,086

Undistributed ordinary income	—

Undistributed long-term capital gain	—

Total distributable earnings	—

Other accumulated losses	(151,983,565)

Total accumulated losses	$(142,093,479)

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to wash sales.

NOTE 6. INVESTMENTS IN AFFILIATES

Affiliated companies, as defined in Section 2 (a) (3) of the Investment Company Act of 1940, are companies for which 5% or more of the outstanding voting shares are held by the Fund. As of December 31, 2011, the Fund did not hold any securities of affiliated companies. For the year ended December 31, 2011, the Fund had the following transactions with affiliated companies:

	Share Balance December 31, 2010	Purchases	Sales	Share Balance December 31, 2011	Realized Loss	Dividend Income, net
World Energy Solutions, Inc.	633,000	—	633,000	—	$3,722,005	—

NOTE 7. CREDIT FACILITY

U.S. Bank, N.A has made available to the Fund a credit facility pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes. For the year ended December 31, 2011, the average interest rate on the outstanding principal amount was 3.25%. The maximum amount available under the line of credit is $40,000,000. Advances are not collateralized by a first lien against the Fund’s assets. During the year ended December 31, 2011, the Fund had an outstanding average daily loan balance of $5,066. The maximum amount outstanding for the current lending agreement during the year ended December 31, 2011 was $282,000. Interest expense amounted to $167 for the Fund for the year ended December 31, 2011.

WINSLOW GREEN MUTUAL FUNDS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Professionally Managed Portfolios

and Shareholders of Winslow Green Growth Fund

We have audited the accompanying statement of assets and liabilities of the Winslow Green Growth Fund (the “Fund”), a series of Professionally Managed Portfolios, including the schedule of investments, as of December 31, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended December 31, 2007, have been audited by other auditors, whose report dated February 26, 2008 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Winslow Green Growth Fund as of December 31, 2011, and the results of its operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and its financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

February 27, 2012

WINSLOW GREEN MUTUAL FUNDS

Trustees and Executive Officers

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund. The Board, in turn, elects the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current trustees and officers of the Trust, their dates of birth, positions with the Trust, terms of office with the Trust and length of time served, their principal occupations for the past five years and other directorships are set forth in the table below.

Name, Address and Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held
Independent Trustees of the Trust(1)
Dorothy A. Berry (born 1943) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	Chairman and Trustee	Indefinite Term Since May 1991.	President, Talon Industries, Inc. (administrative, management and business consulting); formerly, Executive Vice President and Chief Operating Officer, Integrated Asset Management (investment adviser and manager) and formerly, President, Value Line, Inc. (investment advisory and financial publishing firm).	1	Trustee, PNC Funds, Inc.
Wallace L. Cook (born 1939) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term Since May 1991.	Investment Consultant; formerly, Chief Executive Officer, Rockefeller Trust Co., (prior thereto Senior Vice President), and Managing Director, Rockefeller & Co. (Investment Manager and Financial Advisor); formerly, Senior Vice President, Norton Simon, Inc.	1	The Dana Foundation; The University of Virginia Law School Foundation.

WINSLOW GREEN MUTUAL FUNDS

Trustees and Executive Officers

Name, Address and Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held
Carl A. Froebel (born 1938) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term Since May 1991.	Former owner, Golf Adventures, LLC, (Vacation Services); formerly, President and Founder, National Investor Data Services, Inc. (investment related computer software).	1	None.
Steven J. Paggioli (born 1950) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term Since May 1991.	Consultant, since July 2001; formerly, Executive Vice President, Investment Company Administration, LLC (mutual fund administrator).	1	Independent Trustee, The Managers Funds, Managers AMG Funds, Aston Funds; Advisory Board Member, Sustainable Growth Advisers, LP; Independent Director, Chase Investment Counsel; formerly Independent Director, Guardian Mutual Funds.
Interested Trustee and Officers of the Trust
Eric W. Falkeis(3) (born 1973) c/o U.S. Bancorp Fund Services, LLC 615 East Michigan St. Milwaukee, WI 53202	President Trustee	Indefinite Term; Since January 2011. Indefinite Term; Since September 2011.	Senior Vice President and Chief Financial Officer (and other positions), U.S. Bancorp Fund Services, LLC since 1997.	Not Applicable.	Not Applicable.
Patrick J. Rudnick (born 1973) c/o U.S. Bancorp Fund Services, LLC 615 East Michigan St. Milwaukee, WI 53202	Treasurer	Indefinite Term; Since November 2009.	Vice President, U.S. Bancorp Fund Services, LLC, since 2006; formerly, Manager, Pricewaterhouse Coopers LLP (1999-2006).	Not Applicable.	Not Applicable.

WINSLOW GREEN MUTUAL FUNDS

Trustees and Executive Officers

Name, Address and Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held
Elaine E. Richards (born 1968) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	Secretary	Indefinite Term; Since February 2008.	Vice President and Legal Compliance Officer, U.S. Bancorp Fund Services, LLC, since July 2007; formerly, Vice President and Senior Counsel, Wells Fargo Funds Management, LLC (2004-2007).	Not Applicable	Not Applicable
Donna Barrette (born 1966) c/o U.S. Bancorp Fund Services, LLC 615 East Michigan St. Milwaukee, WI 53202	Chief Compliance Officer Anti-Money Laundering Officer Vice President	Indefinite Term: Since July 2011. Indefinite Term: Since July 2011. Indefinite Term: Since July 2011.	Vice President and Compliance Officer, U.S. Bancorp Fund Services, LLC since August 2004.	Not Applicable.	Not Applicable.

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)	The Trust is comprised of numerous series managed by unaffiliated investment advisors. The term “Fund Complex” applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust, with the exception of the Brown Advisory Funds, with which the Fund shares the same investment advisor.
(3)	Mr. Falkeis is an “interested person” of the Trust as defined by the 1940 Act. Mr. Falkeis is an interested Trustee of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

WINSLOW GREEN MUTUAL FUNDS

WINSLOW GREEN GROWTH FUND

Approval of Investment Advisory Agreement (Unaudited)

At a meeting held on August 8 and 9, 2011, the Board (which was comprised entirely of persons who are Independent Trustees as defined under the Investment Company Act) considered and approved the continuance of the Advisory Agreement for the Winslow Green Growth Fund (the “Fund”), a series of Professionally Managed Portfolios (the “Trust”) with Brown Investment Advisory Inc. (the “Advisor”) for another annual term. At this meeting and at a prior meeting held on May 18 and 19, 2011, the Board received and reviewed substantial information regarding the Fund, the Advisor and the services provided by the Advisor to the Fund under the Advisory Agreement. In addition, the Board engaged an independent third party consulting firm to review the nature and quality of the information presented to the Board. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.	The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreement. The Board considered the Advisor’s specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Fund. The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, the Advisor’s disaster recovery plan, and the Advisor’s business continuity plan. The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with the Advisor in person to discuss various marketing and compliance topics, including the Advisor’s diligence in risk oversight. The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality, cost and extent of such management services are satisfactory and reliable.

2.	The Fund’s historical year-to-date performance and the overall performance of the Advisor. In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the short-term and long-term performance of the Fund on both an absolute basis, and in comparison to its peer funds utilizing Morningstar classifications.

The Board noted that the Fund outperformed its peer group median for the year-to-date time period, but underperformed its peer group median for the one, three and five-year time periods.

The Board also considered any differences of performance between similarly managed accounts and the performance of the Fund and found the differences to be reasonable.

3.	The costs of the services to be provided by the Advisor and the structure of the Advisor’s fees under the Advisory Agreement. In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed comparisons to its peer funds and separate accounts for other types of clients advised by the Advisor, as well as expense waivers and reimbursements.

The Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.20% for the Fund’s Institutional Shares and 1.45% for the Investor Shares. The Board noted that the Fund’s advisory fees were above its peer group median, but the net expense ratio was below its peer group median.

The Board took into consideration the services the Advisor provided to its institutional and separately managed account clients comparing the fees charged for those management services to the fees charged to the Fund. The Board found that fees charged to the Fund were in line with the fees charged by the Advisor to its institutional and separately managed account clients.

WINSLOW GREEN MUTUAL FUNDS

WINSLOW GREEN GROWTH FUND

Approval of Investment Advisory Agreement (Unaudited)

4.	Economies of Scale. The Board also considered that economies of scale would be expected to be realized as the assets of the Fund grow. The Board concluded that there were no effective economies of scale to be shared with the Fund at current asset levels, but considered revisiting this issue in the future as circumstances changed and asset levels increased.

5.	The profits to be realized by the Advisor and its affiliates from their relationship with the Fund. The Board reviewed the Advisor’s financial information and took into account both the direct benefits and indirect benefits to the Advisor from advising the Fund. The Board considered the profitability to the Advisor from its relationship with the Fund and considered any additional benefits derived by the Advisor from its relationship with the Fund, particularly benefits received in exchange for “soft dollars” and the 12b-1 fees. After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate profit levels to support the services it provides to the Fund.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement, but rather the Board based its determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including the advisory fee, were fair and reasonable. The Board therefore determined that the continuance of the Advisory Agreement would be in the best interest of the Fund and its shareholders.

WINSLOW GREEN MUTUAL FUNDS

Notes

WINSLOW GREEN MUTUAL FUNDS

Notes

WINSLOW GREEN MUTUAL FUNDS

Notes

Investment Adviser

Brown Investment Advisory Incorporated

901 South Bond Street, Suite 400

Baltimore, MD 21231

Custodian

U.S. Bank N.A.

1555 N. River Center Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, Wisconsin 53201-0701

(888) 314-9049

Distributor

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, PA 19103

Legal Counsel

Paul, Hastings, Janofsky & Walker, LLP

Park Avenue Tower

77 E. 55th Street, Floor 15

New York, NY 10022

Winslow Green Growth Fund – Investor Shares

Symbol – WGGFX

CUSIP – 742935273

Winslow Green Growth Fund – Institutional Shares

Symbol – WGGIX

CUSIP – 742935265

Printed with vegetable-based inks

127-AR-1211

Item 2.	Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3.	Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Dorothy A. Berry and Messrs. Wallace L. Cook, Carl A. Froebel and Steven J. Paggioli are each an “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Winslow Green Growth Fund

	FYE 12/31/2011	FYE 12/31/2010
Audit Fees	$21,200	$20,600
Audit-Related Fees	N/A	N/A
Tax Fees	$2,400	$2,300
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of audit fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

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	FYE 12/31/2011	FYE 12/31/2010
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/2011	FYE 12/31/2010
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5.	Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

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Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Professionally Managed Portfolios

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis, President
Date 3/5/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis, President
Date 3/5/12

By (Signature and Title)	/s/ Patrick J. Rudnick
Patrick J. Rudnick, Treasurer
Date 3/2/12

*	Print the name and title of each signing officer under his or her signature.

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